Revenue - Disaggregation of Revenue by Major Products/Service Offerings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue by Major Products/Service Offerings
Total Revenue	$ 79,591	$ 79,139	$ 79,919
Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Total Revenue	79,383	78,968	79,630
Other revenue
Revenue by Major Products/Service Offerings
Total Revenue	207	171	289
Cognitive Solutions | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Total Revenue	18,481	18,453	18,187
Global Business Services | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Total Revenue	16,817	16,348	16,700
Technology Services & Cloud Platforms | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Total Revenue	34,462	34,277	35,337
Systems | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Total Revenue	8,034	8,194	7,714
Global Financing | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Total Revenue	1,590	$ 1,696	$ 1,692
Solutions Software
Revenue by Major Products/Service Offerings
Total Revenue	12,903
Solutions Software | Cognitive Solutions | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Revenue	12,903
Transaction Processing Software
Revenue by Major Products/Service Offerings
Total Revenue	5,578
Transaction Processing Software | Cognitive Solutions | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Revenue	5,578
Consulting
Revenue by Major Products/Service Offerings
Total Revenue	7,705
Consulting | Global Business Services | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Revenue	7,705
Global Process Services
Revenue by Major Products/Service Offerings
Total Revenue	1,259
Global Process Services | Global Business Services | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Revenue	1,259
Application Management
Revenue by Major Products/Service Offerings
Total Revenue	7,852
Application Management | Global Business Services | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Revenue	7,852
Infrastructure Services
Revenue by Major Products/Service Offerings
Total Revenue	23,007
Infrastructure Services | Technology Services & Cloud Platforms | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Revenue	23,007
Technical Support Services
Revenue by Major Products/Service Offerings
Total Revenue	6,961
Technical Support Services | Technology Services & Cloud Platforms | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Revenue	6,961
Integration Software
Revenue by Major Products/Service Offerings
Total Revenue	4,493
Integration Software | Technology Services & Cloud Platforms | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Revenue	4,493
Systems Hardware
Revenue by Major Products/Service Offerings
Total Revenue	6,363
Systems Hardware | Systems | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Revenue	6,363
Operating Systems Software
Revenue by Major Products/Service Offerings
Total Revenue	1,671
Operating Systems Software | Systems | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Revenue	1,671
Global Financing
Revenue by Major Products/Service Offerings
Total Revenue	1,590
Global Financing | Global Financing | Business Segments, Excluding Intersegment Revenue
Revenue by Major Products/Service Offerings
Financial Services Revenue	1,590
Other Revenue
Revenue by Major Products/Service Offerings
Total Revenue	207
Other Revenue | Other revenue
Revenue by Major Products/Service Offerings
Revenue	$ 207